REVENUE - Disaggregation of Revenue by Destination of Shipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Total Revenue by product line	€ 8,120	€ 6,152	€ 4,883
Germany
Disclosure of geographical areas [line items]
Total Revenue by product line	2,036	1,481	1,014
France
Disclosure of geographical areas [line items]
Total Revenue by product line	691	466	362
United Kingdom
Disclosure of geographical areas [line items]
Total Revenue by product line	221	179	192
Switzerland
Disclosure of geographical areas [line items]
Total Revenue by product line	87	63	52
Spain
Disclosure of geographical areas [line items]
Total Revenue by product line	302	252	185
Czech Republic
Disclosure of geographical areas [line items]
Total Revenue by product line	237	172	119
Other Europe
Disclosure of geographical areas [line items]
Total Revenue by product line	1,110	809	619
Total Europe
Disclosure of geographical areas [line items]
Total Revenue by product line	4,684	3,422	2,543
United States
Disclosure of geographical areas [line items]
Total Revenue by product line	2,823	2,335	1,941
Asia and Other Pacific
Disclosure of geographical areas [line items]
Total Revenue by product line	252	171	211
All Other
Disclosure of geographical areas [line items]
Total Revenue by product line	€ 361	€ 224	€ 188